SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
Summary of significant assumptions used for estimating fair value of stock options
	2014	2015
Suboptimal exercise factor	4.40	4.16
Risk-free interest rate	1.89 to 1.99%	1.49 to 1.74%
Volatility	47.22 to 47.75%	38.88 to 39.25%
Dividend yield	—	—
Life of option	6 years	6 years

Summary of the Group's share option activity under the option plans

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2016	3,463,538	2.21
Forfeited	(125,594)	2.90
Exercised	(684,632)	2.31
Adjusted	2,932	4.31

Share options outstanding at December 31, 2016	2,656,244	2.15	2.26	28,720

Share options vested or expected to vest at December 31, 2016	2,622,285	2.11	2.24	28,459

Share options exercisable at December 31, 2016	2,487,443	1.95	2.14	27,387

Summary of the Group's nonvested restricted stock activity

	Number of Restricted Stocks	Weighted Average Grant Date Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2016	14,658,824	4.77
Granted	1,919,791	7.57
Forfeited	(1,254,952)	4.89
Vested	(1,820,632)	4.45
Adjusted	37,526	4.80

Nonvested restricted stocks outstanding at December 31, 2016	13,540,557	5.20